Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW INCOME FUND, INC.
Entity Central Index Key	0000080249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005529
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Investor Class
Trading Symbol	PRCIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,908	9,945
2015	9,961	9,988
2016	10,057	10,164
2016	10,250	10,299
2016	10,496	10,539
2016	10,159	10,205
2017	10,279	10,308
2017	10,425	10,462
2017	10,572	10,591
2017	10,533	10,533
2018	10,381	10,360
2018	10,402	10,423
2018	10,462	10,480
2018	10,349	10,391
2019	10,644	10,689
2019	11,066	11,090
2019	11,499	11,546
2019	11,472	11,513
2020	11,823	11,937
2020	11,603	12,134
2020	11,962	12,293
2020	12,087	12,351
2021	11,947	12,102
2021	11,960	12,085
2021	12,178	12,283
2021	12,111	12,209
2022	11,690	11,782
2022	10,944	11,091
2022	10,690	10,868
2022	10,416	10,641
2023	10,440	10,637
2023	10,577	10,854
2023	10,433	10,738
2023	10,436	10,767
2024	10,648	10,991
2024	10,668	10,995
2024	11,174	11,522
2024	11,155	11,507
2025	11,279	11,629
2025	11,221	11,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
New Income Fund (Investor Class)	5.18%	-0.67%	1.16%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.49

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,774,894,000
Holdings Count | Holding	1,613
Advisory Fees Paid, Amount	$ 8,428,000
InvestmentCompanyPortfolioTurnover	99.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,774,894 Number of Portfolio Holdings1,613
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Largest Holdings [Text Block]
U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005530
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Advisor Class
Trading Symbol	PANIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,902	9,945
2015	9,950	9,988
2016	10,041	10,164
2016	10,228	10,299
2016	10,467	10,539
2016	10,125	10,205
2017	10,238	10,308
2017	10,388	10,462
2017	10,518	10,591
2017	10,471	10,533
2018	10,325	10,360
2018	10,327	10,423
2018	10,378	10,480
2018	10,256	10,391
2019	10,542	10,689
2019	10,951	11,090
2019	11,369	11,546
2019	11,334	11,513
2020	11,672	11,937
2020	11,446	12,134
2020	11,791	12,293
2020	11,904	12,351
2021	11,756	12,102
2021	11,760	12,085
2021	11,963	12,283
2021	11,881	12,209
2022	11,430	11,782
2022	10,665	11,091
2022	10,409	10,868
2022	10,134	10,641
2023	10,181	10,637
2023	10,299	10,854
2023	10,145	10,738
2023	10,136	10,767
2024	10,330	10,991
2024	10,336	10,995
2024	10,815	11,522
2024	10,784	11,507
2025	10,890	11,629
2025	10,820	11,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
New Income Fund (Advisor Class)	4.68%	-1.12%	0.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.49

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,774,894,000
Holdings Count | Holding	1,613
Advisory Fees Paid, Amount	$ 8,428,000
InvestmentCompanyPortfolioTurnover	99.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,774,894 Number of Portfolio Holdings1,613
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Largest Holdings [Text Block]
U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005531
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	R Class
Trading Symbol	RRNIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,894	9,945
2015	9,934	9,988
2016	10,006	10,164
2016	10,184	10,299
2016	10,425	10,539
2016	10,066	10,205
2017	10,169	10,308
2017	10,308	10,462
2017	10,427	10,591
2017	10,372	10,533
2018	10,218	10,360
2018	10,211	10,423
2018	10,253	10,480
2018	10,126	10,391
2019	10,411	10,689
2019	10,794	11,090
2019	11,198	11,546
2019	11,166	11,513
2020	11,489	11,937
2020	11,247	12,134
2020	11,575	12,293
2020	11,676	12,351
2021	11,533	12,102
2021	11,514	12,085
2021	11,716	12,283
2021	11,632	12,209
2022	11,209	11,782
2022	10,467	11,091
2022	10,207	10,868
2022	9,929	10,641
2023	9,948	10,637
2023	10,063	10,854
2023	9,909	10,738
2023	9,897	10,767
2024	10,082	10,991
2024	10,084	10,995
2024	10,533	11,522
2024	10,512	11,507
2025	10,611	11,629
2025	10,540	11,596

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
New Income Fund (R Class)	4.52%	-1.29%	0.53%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.49

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,774,894,000
Holdings Count | Holding	1,613
Advisory Fees Paid, Amount	$ 8,428,000
InvestmentCompanyPortfolioTurnover	99.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,774,894 Number of Portfolio Holdings1,613
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Largest Holdings [Text Block]
U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159679
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	I Class
Trading Symbol	PRXEX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory/Strategy Benchmark
8/28/15	500,000	500,000
8/31/15	499,509	499,700
11/30/15	501,856	501,835
2/29/16	506,907	510,694
5/31/16	516,832	517,490
8/31/16	529,997	529,513
11/30/16	512,654	512,733
2/28/17	518,899	517,921
5/31/17	526,996	525,659
8/31/17	534,071	532,121
11/30/17	532,290	529,213
2/28/18	525,383	520,537
5/31/18	526,033	523,690
8/31/18	529,229	526,537
11/30/18	523,647	522,110
2/28/19	539,353	537,037
5/31/19	560,330	557,208
8/31/19	582,416	580,098
11/30/19	581,820	578,452
2/29/20	599,812	599,778
5/31/20	588,239	609,672
8/31/20	606,588	617,651
11/30/20	613,045	620,586
2/28/21	606,661	608,076
5/31/21	606,845	607,204
8/31/21	618,009	617,130
11/30/21	615,320	613,428
2/28/22	594,065	591,997
5/31/22	555,740	557,280
8/31/22	542,924	546,062
11/30/22	529,089	534,666
2/28/23	531,075	534,444
5/31/23	538,185	545,338
8/31/23	530,263	539,546
11/30/23	531,209	540,974
2/29/24	541,433	552,226
5/31/24	542,567	552,458
8/31/24	568,484	578,915
11/30/24	568,343	578,166
2/28/25	574,756	584,300
5/31/25	571,900	582,616

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 8/28/15
New Income Fund (I Class)	5.41%	-0.56%	1.39%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.58

Performance Inception Date	Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,774,894,000
Holdings Count | Holding	1,613
Advisory Fees Paid, Amount	$ 8,428,000
InvestmentCompanyPortfolioTurnover	99.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,774,894 Number of Portfolio Holdings1,613
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Largest Holdings [Text Block]
U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219349
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Z Class
Trading Symbol	TRVZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. U.S. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  The fund’s underweight to Treasuries combined with out-of-benchmark and overweight allocations to high yield bonds, bank loans, and securitized credit contributed to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Our positioning on the yield curve was also beneficial as the curve steepened.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund seeks to maximize total return through income and capital appreciation by investing in a broadly diversified portfolio of mostly investment-grade debt instruments. At period-end, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages. We remained cognizant of heightened policy uncertainty but took advantage of opportunities during the period to add securities to the portfolio that, in our view, offered attractive risk-adjusted yields.

  The fund had material exposure to derivatives, including interest rate derivatives, which are primarily used to manage exposure to certain parts of the yield curve. The fund held some credit derivatives as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
5/31/20	10,160	10,215
8/31/20	10,487	10,349
11/30/20	10,609	10,398
2/28/21	10,509	10,188
5/31/21	10,522	10,173
8/31/21	10,727	10,340
11/30/21	10,690	10,278
2/28/22	10,329	9,919
5/31/22	9,671	9,337
8/31/22	9,457	9,149
11/30/22	9,224	8,958
2/28/23	9,267	8,954
5/31/23	9,399	9,137
8/31/23	9,269	9,040
11/30/23	9,294	9,064
2/29/24	9,493	9,252
5/31/24	9,522	9,256
8/31/24	9,972	9,700
11/30/24	9,979	9,687
2/28/25	10,100	9,790
5/31/25	10,059	9,762

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/16/20
New Income Fund (Z Class)	5.64%	-0.20%	0.11%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	-0.46

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 15,774,894,000
Holdings Count | Holding	1,613
Advisory Fees Paid, Amount	$ 8,428,000
InvestmentCompanyPortfolioTurnover	99.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$15,774,894 Number of Portfolio Holdings1,613
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	37.1%
Corporate Bonds	24.6
U.S. Government & Agency Mortgage-Backed Securities	20.2
Asset-Backed Securities	7.8
Bank Loans	3.8
Non-U.S. Government Mortgage-Backed Securities	3.4
Foreign Government Obligations & Municipalities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	1.4

Largest Holdings [Text Block]
U.S. Treasury Notes	24.0%
U.S. Treasury Bonds	13.0
Federal National Mortgage Assn.	10.6
Federal Home Loan Mortgage	4.8
Government National Mortgage Assn.	4.5
Santander Drive Auto Receivables Trust	1.1
Bank of America	0.8
JPMorgan Chase	0.6
NRG Energy	0.6
Centene	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless